Acquisitions (Details Narrative)							6 Months Ended
	Apr. 15, 2015 $ / shares shares	Nov. 15, 2014 shares	Oct. 01, 2014 USD ($) shares	Jul. 07, 2014 USD ($) N $ / shares shares	Jul. 01, 2014 shares	Feb. 01, 2013 shares	Jun. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 $ / shares	Sep. 20, 2013 $ / shares
Business Acquisition [Line Items]
Number of shares issued in business acquisition						109,671
Common stock, par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001	$ 0.001	$ 0.001
Liability for contingent consideration | $							$ 310,937	$ 310,937
Ht Skills Ltd [Member]
Business Acquisition [Line Items]
Number of shares issued in business acquisition					221,985
Member Digital Ltd [Member]
Business Acquisition [Line Items]
Number of shares issued in business acquisition					20,833
Group Card [Member]
Business Acquisition [Line Items]
Number of shares issued in business acquisition				46,875			18,229
Loan to acquiree, face amount | $				$ 400,000
Number of members added during a semi-annual period | N				20,000
Business acquisition equity interests issued or issuable par value (in dollars per share) | $ / shares				$ 0.80
Liability for contingent consideration | $				$ 875,000				875,000
Group Card [Member] | Maximum [Member]
Business Acquisition [Line Items]
Shares issued in business acquisition value | $				$ 25
ELEQT Ltd [Member]
Business Acquisition [Line Items]
Number of shares issued in business acquisition			516,667
Issuance of earn-out shares			60,556
Liability for contingent consideration | $			$ 379,683					$ 380,000
Robson Dowry [Member]
Business Acquisition [Line Items]
Number of shares issued in business acquisition		25,000
Rocket Hub [Member]
Business Acquisition [Line Items]
Number of shares issued in business acquisition	357,143
Common stock, par value (in dollars per share) | $ / shares	$ 0.001